PRIOR YEAR RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF PRIOR YEAR RESTATEMENT

	Previously reported	Prior year reclassification	After reclassification
	$’000	$’000	$’000
Consolidated Statements of Operations and Comprehensive income
Less: Net income attributable to non-controlling interest	77	(77)	-
Net income attributable to equity holder of the Company	1,450	77	1,527

Consolidated Statements of Changes of Shareholders of Equity
Non-controlling interest	77	(77)	-
Retained earnings to equity holder of the Company	1,450	77	1,527

Certain line items have been amended to the face of Consolidated Statements of Operations and Comprehensive income as a result of the non-controlling interest of $0.079 million were reclassified as equity holder of the Company during financial year ended December 31, 2023, as follows:

	Previously reported	Prior year reclassification	After reclassification
	$’000	$’000	$’000
Consolidated Balance Sheets
Non-controlling interest	160	(160)	-
Accumulated other comprehensive loss	(4)	3	(1)
Retained earnings to equity holder of the Company	1,649	157	1,806

Consolidated Statements of Operations and Comprehensive income
Less: Net income attributable to non-controlling interest	82	(82)	-
Accumulated other comprehensive loss	(4)	3	(1)
Net income attributable to equity holder of the Company	1,550	79	1,629

Consolidated Statements of Changes of Shareholders of Equity
Non-controlling interest	82	(82)	-
Accumulated other comprehensive loss	(4)	3	(1)
Retained earnings to equity holder of the Company	1,550	79	1,629